Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0001575965
Registrant Name	Gaming & Leisure Properties, Inc.
Registration File Number	333-286909
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A